Deferred Revenue (Details) - Schedule of deferred revenue - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Schedule of deferred revenue [Abstract]
Color World platform subscription fees collected in advance of revenue recognition	$ 1,262,674	$ 3,596,821